Voyage Expenses and Vessel Operating Expenses - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Commissions	$ 397	$ 924	$ 626
Bunkers expenses	3,083	3,876	0
Other voyage expenses	456	573	502
Total	$ 3,936	$ 5,373	$ 1,128